Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Note 13. Income Taxes
(in thousands)
Income tax expense consists of the following:

	2019	2018	2017
Current payable (benefit)
Federal	$806	$(181)	$258
State	89	36	(72)

	895	(145)	186
Deferred tax expense	459	973	3,885

Income tax expense	$1,354	$828	$4,071

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2019	2018	2017
Federal taxes based on statutory rate	$1,524	$1,575	$2,643
State income taxes, net of federal benefit	145	133	(48)
Tax-exempt investment interest	(309)	(487)	(1,074)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	—	—	2,559
Other, net	(6)	(394)	(9)

Income tax expense	$1,354	$828	$4,071

The Tax Cuts and Jobs Act (the “Tax Act”), enacted on December 22, 2017, among other things, permanently lowered the statutory federal corporate tax rate from 35% to 21%, effective for tax years including or beginning January 1, 2018. Under the guidance of ASC 740, “Income Taxes” (“ASC 740”), the Company revalued its net deferred tax assets on the date of enactment based on the reduction in the overall future tax benefit expected to be realized at the lower tax rate implemented by the new legislation. After reviewing the Company’s inventory of deferred tax assets and liabilities on the date of enactment and giving consideration to the future impact of the lower corporate tax rates and other provisions of the new legislation, the Company’s revaluation of its net deferred tax assets was $2,559, which was included in “Income tax expense” in the Consolidated Statements of Income for the year ended December 31, 2017.

At December 31, 2019 and December 31, 2018, net deferred tax assets consist of the following:

	2019	2018
Deferred tax assets
Allowance for loan losses	$937	$841
Deferred compensation liability	2,488	2,419
Net operating loss carryforward	1,000	—
Other real estate owned	819	435
Acquisition fair value adjustments	130	—
Unrealized loss on securities available-for-sale	262	4,978
Other	6	—

Total	5,642	8,673
Deferred tax liabilities
Premises and equipment	1,603	1,856
Core deposit intangible	184	—
Other	171	183

Total	1,958	2,039

Net deferred tax asset	$3,684	$6,634

The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.
As of December 31, 2019, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2019, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.
The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2016 through 2018. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2016 through 2018.
The Company acquired federal net operating losses as part of its Charter acquisition, with varying expiration periods. The federal net operating losses (“NOLs”) acquired were $4,848, including $2,060 created prior to 2018 and $2,788 created during 2019. As part of the Tax Act, the federal NOLs created by Charter during 2019 have an indefinite carryforward period. The federal NOLs created prior to 2018 begin to expire in 2028 and are expected to be fully utilized.